Deconsolidation-Disposal of SCHL Group (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 26, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Disposal of SCHL Group
Cash and cash equivalents | $				$ 3,687
Gain (loss) on disposal of SCHL Group | $		$ (5,421)
Disposal of SCHL Group | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Disposal of SCHL Group
Equity interest in subsidiaries	100.00%
Cash and cash equivalents	¥ 6,711
Foreign currency translation loss			¥ 45,594
Gain (loss) on disposal of SCHL Group	¥ 6,711		¥ (38,883)